Supplemental disclosures with respect to cash flows (Details Narrative) - CAD ($)	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Supplemental Disclosures With Respect To Cash Flows
Stock issued	46,667	99,091
Fair value	$ 21,000	$ 49,315